Document and Entity Information - USD ($)	12 Months Ended
	Apr. 29, 2017	May 31, 2017	Oct. 29, 2016
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--04-29
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		72,512,722
Entity Public Float			$ 605,779,469